Schedule of detailed information about property, plant and equipment (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Land		R$ 12,215,580		R$ 12,276,889
Vehicles		796,929		1,212
Vehicles		(174,589)		(109,781)
Vehicles		312,001
Vehicles		(42,850)	[1]	(141,944)
Vehicles		(66,209)		189,204
Vehicles		13,040,862		12,215,580
Land depreciation		4,039
Classification of assets as held for sale [member]
IfrsStatementLineItems [Line Items]
Vehicles		8,045
Intangible assets other than goodwill [member]
IfrsStatementLineItems [Line Items]
Vehicles		50,895
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Land		20,572,741		19,632,397
Vehicles		2,237,123		1,269,333
Vehicles		(533,879)		(391,736)
Vehicles		312,001
Vehicles		(39,824)	[1]	(214,373)
Vehicles		(95,132)		277,120
Vehicles		22,453,030		20,572,741
Gross carrying amount [member] | Land [member]
IfrsStatementLineItems [Line Items]
Land		608,389		603,479
Vehicles		4,799		7,582
Vehicles		(19,378)		(13,665)
Vehicles		27,988
Vehicles		100,463	[1]	6,031
Vehicles		(12,244)		4,962
Vehicles		710,017		608,389
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Land		10,444,526		10,148,798
Vehicles		533,269		287,834
Vehicles		(183,824)		(148,793)
Vehicles		95,153
Vehicles		413,049	[1]	268
Vehicles		(7,523)		156,419
Vehicles		11,294,650		10,444,526
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Land		8,395,520		8,177,047
Vehicles		111,951		20,293
Vehicles		(274,290)		(166,183)
Vehicles		165,216
Vehicles		391,013	[1]	278,530
Vehicles		(54,035)		85,833
Vehicles		8,735,375		8,395,520
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Land		157,085		140,439
Vehicles		3,959		851
Vehicles		(8,076)		(8,604)
Vehicles		5,092
Vehicles		4,833	[1]	18,946
Vehicles		(12,028)		5,453
Vehicles		150,865		157,085
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Land		346,218		213,199
Vehicles		46,768		165,737
Vehicles		(29,710)		(54,491)
Vehicles		8,637
Vehicles		7,844	[1]	(5,639)
Vehicles		4,532		27,412
Vehicles		384,289		346,218
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Land		608,255		348,907
Vehicles		1,494,087		778,151
Vehicles		(18,601)
Vehicles		9,915
Vehicles		(937,589)	[1]	(516,360)
Vehicles		(11,342)		(2,443)
Vehicles		1,144,725		608,255
Gross carrying amount [member] | Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Land		12,748		528
Vehicles		42,290		8,885
Vehicles		(0)
Vehicles		(0)
Vehicles		(19,437)	[1]	3,851
Vehicles		(2,492)		(516)
Vehicles		33,109		12,748
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Land		(8,357,161)		(7,355,508)
Vehicles		(1,440,194)		(1,268,121)
Vehicles		359,290		281,955
Vehicles		(0)
Vehicles		(3,026)	[1]	72,429
Vehicles		28,923		(87,916)
Vehicles		(9,412,168)		(8,357,161)
Accumulated depreciation and amortisation [member] | Land [member]
IfrsStatementLineItems [Line Items]
Land		(13,800)	[2]	(5,086)
Vehicles		(12,106)	[2]	(7,132)
Vehicles		2,272	[2]	813
Vehicles	[2]	(0)
Vehicles		(11,954)	[1],[2]	(1,802)
Vehicles		(1,200)	[2]	(593)
Vehicles	[2]	R$ (36,788)		R$ (13,800)
Vehicles		15.34%	[2],[3]	21.32%	[4]
Accumulated depreciation and amortisation [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Land		R$ (3,851,225)	[2]	R$ (3,263,801)
Vehicles		(763,843)		(688,767)
Vehicles		111,746		122,812
Vehicles		(0)
Vehicles		3,668	[1]	15,895
Vehicles		5,219		(37,364)
Vehicles		R$ (4,494,435)		R$ (3,851,225)	[2]
Vehicles		8.11%	[3]	9.45%	[4]
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Land		R$ (4,304,007)		R$ (3,950,250)
Vehicles		(549,206)		(487,956)
Vehicles		220,428		110,163
Vehicles		(0)
Vehicles		890	[1]	56,748
Vehicles		19,247		(32,712)
Vehicles		R$ (4,612,648)		R$ (4,304,007)
Vehicles		6.84%	[3]	6.64%	[4]
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Land		R$ (79,924)		R$ (71,779)
Vehicles		(10,566)		(11,704)
Vehicles		6,362		6,931
Vehicles		(0)
Vehicles		4,027	[1]	(801)
Vehicles		7,281		(2,571)
Vehicles		R$ (72,820)		R$ (79,924)
Vehicles		6.66%	[3]	6.67%	[4]
Accumulated depreciation and amortisation [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Land		R$ (108,205)		R$ (64,592)
Vehicles		(104,473)		(72,562)
Vehicles		18,482		41,236
Vehicles		(0)
Vehicles		343	[1]	2,389
Vehicles		(1,624)		(14,676)
Vehicles		R$ (195,477)		R$ (108,205)
Vehicles		27.90%	[3]	25.87%	[4]

[1]	Refers to the transfer of R$50,895 for intangible assets and R$8,045 from assets held for sale, in addition to transfers from Construction in progress to other items.
[2]	Land depreciation refers to right-of-use assets. The amount of R$4,039 of depreciation was recognized in the cost of formation of forests and will be realized in the result according to the depletion (note 17.1).
[3]	Weighted average annual rate.
[4]	Weighted average annual rate.